CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Schedule Showing Break-down of the Company's Total Short-term Investment and Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investments	$ 3,129	$ 5,224
Total Investments	5,224	5,224
Cost Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investments	3,129	3,129
Equity Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investments		2,095
Available For Sale Securities
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investments using Trading Method	2,095
UTStarcom Hong Kong Holdings Ltd. | Cost Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investments	3,129	3,129
Aceland
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investments using Trading Method	2,100
Aceland | Equity Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investments		$ 2,095
Aceland | Available For Sale Securities
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investments using Trading Method	$ 2,095